PUTNAM
MASSACHUSETTS
TAX EXEMPT
INCOME FUND

SEMIANNUAL REPORT

November 30, 1995

[LOGO]
BOSTON * LONDON * TOKYO

FUND HIGHLIGHTS

"The fund's income emphasis and strong credit research capabilities continue to reward shareholders, even in this period of declining interest rates. In fact, credit upgrades on some of our high-yield hospital bond holdings added price appreciation to current income for a significant performance boost to the fund during the recent semiannual period."

                                          -- Triet M. Nguyen, manager,
                           Putnam Massachusetts Tax Exempt Income Fund


"[T]he upheaval in the muni market has created some great deals for investors who know where to look."

                                               -- Money, November 1995


CONTENTS

4    Report from Putnam Management

8    Fund performance summary

11   Portfolio holdings

17   Financial statements

FROM THE CHAIRMAN
DEAR SHAREHOLDER:
                                              [PHOTO OF GEORGE PUTNAM]
                                                     (C) KARSH, OTTAWA

TAX-EXEMPT BOND INVESTORS WILL LONG REMEMBER 1995 AS A YEAR OF HIGHS AND LOWS, EMOTIONALLY AS WELL AS IN THE MARKET. THE YEAR BEGAN AS THE BOND MARKET WAS COMING OFF ONE OF ITS WORST PERIODS IN RECENT MEMORY. JUST AS THINGS BEGAN TO LOOK BRIGHTER FOR TAX-EXEMPT BONDS, TALK IN WASHINGTON ABOUT TAX REFORM THREW A FRIGHT INTO INVESTORS.

BY THE TIME PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND ENTERED ITS NEW FISCAL YEAR IN JUNE, INVESTORS HAD BEGUN TO REGAIN THEIR COMPOSURE, REALIZING THAT THE ENACTMENT OF ANY TAX-REFORM LEGISLATION WAS UNLIKELY TO OCCUR DURING AN ELECTION YEAR. AS THE FUND REACHED THE FISCAL YEAR'S MIDPOINT ON NOVEMBER 30, 1995, SHAREHOLDERS COULD LOOK BACK ON A PERIOD OF IMPRESSIVE RECOVERY.

FURTHERMORE, BECAUSE OF THE EARLIER INTERRUPTION OVER TAX- REFORM PROPOSALS, FUND MANAGER TRIET M. NGUYEN BELIEVES THE RALLY WILL BE SUSTAINED DURING THE SECOND HALF OF FISCAL 1996 AS THE TAX-EXEMPT BOND MARKET CONTINUES TO MAKE UP LOST GROUND. HIS REPORT, WHICH FOLLOWS, PROVIDES MORE DETAILS.

RESPECTFULLY YOURS,

[SIGNATURE]

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
JANUARY 17, 1996

REPORT FROM THE FUND MANAGER
TRIET M. NGUYEN

Putnam Massachusetts Tax Exempt Income Fund rewarded shareholders well during the recent semiannual period, as astute strategic moves and a rising municipal bond market contributed to strong returns. For the six months ended November 30, 1995, the fund provided shareholders with a total return of 5.65% for class A shares and 5.30% for class B shares, both at net asset value.

STRONG RELATIVE PERFORMANCE: A MATTER OF PERSPECTIVE

After overcoming a brief stall in midsummer, the broad fixed-income market continued its impressive run throughout the six months ended November 30, 1995. Increased investor confidence in the Federal Reserve Board's ability to thwart inflation and effectively manage economic growth over the long term fueled the gains of most fixed-income investments. Indeed, the rally had gained such momentum by period's end that the current yield on the benchmark 30-year Treasury bond seems to be fast approaching the historically low level of 5.79% reached in October 1993.

On an absolute basis, municipal bonds participated in the rally's strength in a highly respectable fashion. However, their performance relative to taxable investments may appear somewhat lackluster. This is due to the fact that investors' lingering concerns about the perceived effects of the flat-tax proposal introduced in April -- which, in its purest form, would deprive municipal bonds of their beneficial tax treatment -- prevented your fund's investments from attaining the full price appreciation potential presented by the favorable investment environment.

We prefer to note that in any good year, your fund's performance would have been quite satisfactory -- and even more so during 1994's bear market. Furthermore, on a tax-equivalent basis, a Massachusetts investor in the combined maximum federal and state income tax bracket of 46.85% would have had to earn 10.58%, 9.36%, and 10.03%, respectively, to match the 5.62%, 4.97%, and 5.33%
current dividend rates your fund's class A, class B, and class M shares produced.

EARLY CHANGES PAY OFF

While a long-term commitment is essential to investment success, there is no question that making the right move at the right time can often produce exceptional short-term results. This was certainly the case with two timely portfolio shifts we made during the semiannual period.

The first and most important shift was our decision to begin extending the portfolio's duration in the summer. Duration is a mathematical formula used to assess a portfolio's price volatility; the longer the duration, the greater the price appreciation when interest rates decline as they did over the past several months. When interest rates increase, prices decline.

In July, the Federal Reserve Board cut short-term interest rates for the first time in nearly three years, and although the Fed took no additional action during the period, rates continued to trend lower in subsequent months. With a longer duration, the fund was well positioned to provide shareholders with solid income despite the decline in interest rates. At the same time, fund holdings appreciated handsomely, especially in the closing three months of the period when rates continued to fall and longer-term securities gained even more in value.

PORTFOLIO QUALITY OVERVIEW 11/30/95
[PIE CHART]
AAA        AA        A      BBB        BB        B     VMIG1
---------------------------------------------------------------
43.04%  0.91%   17.11%   20.43%    16.45%    1.23%     0.83%

Based on portfolio market value as of 11/30/95 and will vary over time. Based on Standard and Poors rating terminology. While the fund has the flexibility to invest in higher-yielding lower-rated bonds, generally at least 75% of the portfolio will be investment grade. Investment-grade securities are those rated BBB or higher by Standard & Poors or Moodys Investors Service, Inc. Holdings will vary over time.

Another  timely  strategy was the decision to liquidate  some  of  our utility holdings at a profit for the fund. With Massachusetts legislators and utility commissioners now discussing industry deregulation, the market has been gripped by uncertainty. Although no laws have been enacted, some utility investments have been adversely affected. We will be watching this industry carefully, however, since utility securities are traditionally a very good source of income and change in any market sector often produces opportunities for astute investors.

THE BENEFITS OF STRONG CREDIT RESEARCH

In seeking to maximize the fund's after-tax returns, we rely heavily on Putnam's extensive credit research capabilities. Recently, numerous fund holdings have enjoyed credit upgrades that translated into price increases.

One such holding, Cooley Dickinson Hospital, gained 22.72% in total return in just two months (September 29, 1995 - November 30, 1995). In the wave of mergers and acquisitions sweeping the health-care industry, Cooley Dickinson Hospital was purchased by the A-rated Mary Hitchcock System earlier this year. Shortly thereafter, the fund's high-yield Cooley Dickinson bonds were prerefunded as the hospital's new owners took advantage of lower interest rates to reduce their borrowing costs. In prerefunding, the issuer floats a second bond to raise funds to pay off an older issue -- in which your fund had invested -- at its first call date. Proceeds from the new bond are invested in top-quality instruments such as U.S. Treasury securities. Because of the safety of principal represented by these securities, the older prerefunded bond is generally considered to have a credit rating of AAA. Thus, your fund's holdings gained significant value in this transaction.

FUNDAMENTALS SOUND, VALUATIONS APPEALING

As we enter the second half of fiscal 1996, we expect conditions for investing in municipal securities to remain hospitable. Subsiding inflation, a benign interest rate environment, and decelerating economic growth seem likely to continue. While the debate over tax reform is probably the most critical factor that could influence tax-exempt bond performance over the next 12 months, most investors seem to have realized that changes are not likely to occur until after the 1996 presidential election. Even then, any revisions

TOP INDUSTRY SECTORS*
[BAR CHART]
------------------------------------------------------
Hospitals and health care                    38.0%
Education                                    19.2%
Transportation                               12.1%
Utilities/Water & Sewerage                    7.3%
Resource recovery                             5.3%
------------------------------------------------------
*    Based on net assets as of 11/30/95. Holdings will vary over time.

would most likely involve simplifications rather than a major overhaul of the entire system.


In Massachusetts, low supply continues to boost the value of existing municipal securities, including those in your fund's portfolio. At the same time, investor demand has picked up with the easing of flat-tax concerns and should continue to do so as part of the reinvestment surge that usually occurs in December and January each year.

With municipal bonds underperforming Treasuries during the recent semiannual period, we believe that buying opportunities exist and that there is good potential for further price appreciation. We intend to continue upgrading the portfolio's quality and will also be watching federal budget negotiations carefully, since changes in funding for research, Medicare, and Medicaid could be a concern for the Massachusetts economy. On balance, we remain cautiously optimistic, based on strong market fundamentals and favorable securities valuations.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

PERFORMANCE SHOULD ALWAYS BE CONSIDERED IN LIGHT OF A FUND'S INVESTMENT STRATEGY. PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND IS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME FREE FROM FEDERAL AND STATE INCOME TAX CONSISTENT WITH PRESERVATION OF CAPITAL.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/95

                   CLASS A              CLASS B             CLASS M
                 (10/23/89)           (7/15/93)           (5/12/95)
                 NAV       POP       NAV      CDSC       NAV       POP
----------------------------------------------------------------------
6 months       5.65%     0.63%     5.30%     0.30%     5.48%     1.95%
----------------------------------------------------------------------
1 year        19.53     13.85     18.78     13.78        --        --
----------------------------------------------------------------------
5 years       55.93     48.42        --        --        --        --
Annual average 9.29      8.22        --        --        --        --
----------------------------------------------------------------------
Life of class 69.14     61.15     12.05      9.13      7.09      3.46
Annual average 8.98      8.12      4.90      3.74        --        --
----------------------------------------------------------------------

COMPARATIVE RETURNS FOR PERIODS ENDED 11/30/95

                            LEHMAN BROS.
                               MUNICIPAL                      CONSUMER
                              BOND INDEX                   PRICE INDEX
----------------------------------------------------------------------
6 months                           5.18%                         0.92%
----------------------------------------------------------------------
1 year                            18.90                          2.61
----------------------------------------------------------------------
5 years                           51.82                         14.80
Annual average                     8.71                          2.80
----------------------------------------------------------------------
Life of class A                   66.37                         22.29
Annual average                     8.69                          3.35
----------------------------------------------------------------------
Life of class B                   15.66                          6.37
Annual average                     6.30                          2.63
----------------------------------------------------------------------
Life of class M                    8.53                          1.12
----------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or for distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes 5% maximum contingent deferred sales charge, declining to 1% in the sixth year.

TOTAL RETURN FOR PERIODS ENDED 12/31/95

(most recent calendar quarter)

                   CLASS A            CLASS B              CLASS M
                 NAV       POP       NAV      CDSC       NAV       POP
----------------------------------------------------------------------
1 year        17.86%    12.22%    17.14%    12.14%        --        --
----------------------------------------------------------------------
5 years       56.49     48.99        --        --         --        --
Annual average 9.37      8.30        --        --         --        --
----------------------------------------------------------------------
Life of class 70.83     62.77     13.14     10.20       8.15      4.47
Annual average 9.04      8.19      5.15      4.03         --        --
----------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION

6 months ended 11/30/95

                              CLASS A      CLASS B         CLASS M
----------------------------------------------------------------------
DISTRIBUTIONS (NO.)                 6           6                 6
----------------------------------------------------------------------
Income                      $0.269198   $0.238393         $0.253922
----------------------------------------------------------------------
Capital gains(1)                   --          --                --
TOTAL                       $0.269198   $0.238393         $0.253922
----------------------------------------------------------------------
SHARE VALUE:               NAV       POP       NAV       NAV       POP
----------------------------------------------------------------------
5/31/95                  $9.21     $9.67     $9.20    $9.21      $9.52
----------------------------------------------------------------------
11/30/95                  9.45      9.92      9.44     9.45       9.77
----------------------------------------------------------------------
CURRENT RETURN
End of period
----------------------------------------------------------------------
Current dividend rate(2)  5.62%     5.35%     4.97%    5.33%
5.16%
Taxable equivalent(3)    10.58     10.07      9.36    10.03       9.70
----------------------------------------------------------------------
Current 30-day
SEC yield(4)              5.27%     5.02%     4.64%    4.97%
4.80%
Taxable equivalent(3)     9.92      9.44      8.73     9.35       9.03
----------------------------------------------------------------------

 (1)Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be Ssubject to state and local taxes. (2)Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.
(3)Assumes  maximum combined state and federal tax  rates  of  46.85%.
Results for investors subject to lower tax rates would not be as advantageous. (4)Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

NET ASSET VALUE (NAV) is the value of the fund's assets, minus any liabilities, the liquidation preference and cumulative undeclared dividends paid on the remarketed preferred shares, divided by the number of outstanding common shares.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

PORTFOLIO OF INVESTMENTS OWNED
November 30, 1995 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC      -AMBAC Indemnity Corporation
Connie-Lee -College Construction Loan Insurance Association
FGIC       -Financial Guaranty Insurance Company
FNMA       -Federal National Mortgage Association
FSA        -Financial Security Assurance
GNMA       -Government National Mortgage Association
GO Bonds   -General Obligation Bonds
IFB        -Inverse Floating Rate Bonds
MBIA       -Municipal Bond Investors Assurance Corporation
VRDN       -Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.5%)*

PRINCIPAL AMOUNT                                   RATINGS**     VALUE

MASSACHUSETTS (86.2%)
----------------------------------------------------------------------
$5,500,000 Agawam, Resource Recvy. Rev. Bonds
           (Springfield Resources Recvy. Project),
           8 1/2s, 12/1/08                               BBB$5,831,705
 5,350,000 Boston, Hsg. Dev. Corp. Rev. Bonds,
           Ser. A, MBIA, 5 1/2s, 7/1/24                  AAA 5,202,875
 7,000,000 Boston, Indl. Dev. Fin. Auth. Swr. Fac.
           Rev. Bonds (Harbor Elec. Energy Co. Project),
           7 3/8s, 5/15/15                               BBB 7,673,750
 2,805,000 Boston, Indl. Dev. Fin. Auth. Indl. Rev.
           Bonds (Mass. College of Pharmacy),
           Ser. A, Connie-Lee, 5 1/4s, 10/1/26           AAA 2,647,219
 1,305,000 Boston, Nursing Home Rev. Bonds
           (St. Joseph Nursing Care Ctr. Inc.),
           10s, 1/1/20                                  BB/P 1,450,181
 7,935,000 Boston, Wtr. & Swr. Commn. Rev. Bonds,
           Ser. A, 5 3/4s, 11/1/13                         A 8,182,969
 5,000,000 City of Quincy IFB (Quincy Hosp.), FSA,
           6.420s, 1/15/11                               AAA 4,843,750
 1,675,000 Holyoke, G.O. Bonds 9.85s, 11/1/08            Aaa 1,886,469
           Lowell, G.O. Bonds
 1,250,000 8.4s, 1/15/09                                 Baa 1,462,500
 2,455,000 8.3s, 2/15/05                                 Aaa2,955,206

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                   RATINGS**     VALUE

MASSACHUSETTS (continued)
----------------------------------------------------------------------
           MA Bay Trans. Auth. Rev. Bonds
$3,550,000 Ser. B, 6.2s, 3/1/16                            A$3,878,375
 3,400,000 (Gen. Trans. Syst.), Ser. B, AMBAC, 5 3/8s,
           3/1/25                                        AAA 3,306,500
 4,000,000 (Gen. Trans. Syst.), Ser. A, 5 1/2s, 3/1/12     A 4,070,000
 1,000,000 MA College. Bldg. Auth. Project Rev.
           Bonds, Ser. A, 7.8s, 5/1/16                   AAA 1,100,000
 1,000,000 MA G.O. Cons. Loan Bonds, Ser. A,
           7 5/8s, 6/1/08                                AAA 1,173,750
 1,665,000 MA State G.O. Bonds, Ser. D, FGIC,
           5 1/8s, 11/1/10                               AAA 1,650,431
           MA State Hlth. & Edl. Fac. Auth. IFB
 2,000,000 (St. Elizabeth's Hosp.), Ser. E, FSA,
           9.380s, 8/15/21                               AAA 2,305,000
 6,500,000 (Boston U.), Ser. L, MBIA, 9.092s, 10/1/31    AAA 7,548,125
 6,000,000 (Beth Israel Hosp.), AMBAC, 8.320s, 7/1/25    AAA 6,375,000
 2,900,000 (New England Medical Ctr.), MBIA, 6.310s,
           7/1/18                                        AAA 2,780,375
           MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
 2,000,000 (1st Mtge. Fairview Extended Care), Ser. A,
           10 1/4s, 1/1/21                              BB/P 2,277,500
   855,000 (Summerfield Nursing Home), Ser. A, 9 1/2s,
           7/1/14                                        B/P   884,925
 2,500,000 (Waltham-Weston Hosp. & Med. Ctr.), Ser. B,
           8 3/8s, 7/1/15                                Baa 2,668,750
 2,000,000 (Nichols College), Ser. B, 8 1/2s, 10/1/16    BBB 2,340,000
 4,250,000 (Suffolk U.), Ser. A, 8 1/8s, 7/1/20          AAA 4,967,188
 2,150,000 (Valley Regl. Hlth. Syst. Issue), Ser. B, 8s,
           7/1/18                                        Aaa 2,515,500
 3,300,000 (Norwood Hosp.), Ser. E, 8s, 7/1/12            Ba 3,324,750
 3,510,000 (Rehab. Hosp. Cape & Islands), Ser. A, 7 7/8s,
           8/15/24                                      BB/P 3,619,688
 1,125,000 (Norwood Hosp.), Ser. E, 7 3/4s, 7/1/07        BB 1,127,813
 3,000,000 (Stonehill College Issue), Ser. D, AMBAC 7.7s,
           7/1/20                                        AAA 3,476,250
 2,220,000 (MA Eye & Ear Infirmary), Ser. A, 7 3/8s,
           7/1/11                                        Baa 2,225,550
 1,155,000 (Cooley Dickinson Hosp. Issue), Ser. A,
           7 1/8s, 11/15/18                              AAA10,722,794
 1,550,000 (Worcester Polytech Inst.) 6 5/8s, 9/1/17       A 1,666,250
 3,880,000 (Metro. West Hlth. Inc.), Ser. C, 6 1/2s,
           11/15/18                                      Baa 3,928,500
 2,000,000 (Harvard U.), Ser. N, 6 1/4s, 4/1/20          AAA2,255,000

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                   RATINGS**     VALUE

MASSACHUSETTS (CONTINUED)
----------------------------------------------------------------------
$4,850,000 (MA General Hosp.), Ser. F, AMBAC, 6 1/4s,
           7/1/12                                        AAA$5,389,563
 6,580,000 (Cooley Dickinson Hosp.), Ser. B, AMBAC, 5 1/2s,
           11/15/25                                      AAA 6,456,625
 5,500,000 (Boston College), Ser. K, 5 3/8s, 6/1/14        A 5,520,625
 3,475,000 (Boston College), 5 1/4s, 6/1/23                A 3,331,656
 1,000,000 (Wheaton College), Ser. C, 5 1/4s, 7/1/19       A   960,000
 3,365,000 (MA Inst. of Techn.), Ser. H, 5s, 7/1/23      AAA 3,188,338
 2,245,000 (Cooley Dickinson Hosp.), Ser. B, AMBAC,
           5 1/2s, 11/15/18                              AAA 2,222,550
 6,000,000 MA State Hsg. Fin. Agcy. Rev. Bonds (Res.
           Dev.) FNMA Coll., 6.9s, 11/15/21              AAA 6,397,500
           MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
 6,500,000 (Southeastern MA Project), Ser. B, 9 1/4s,
           7/1/15                                       BB/P 7,304,375
 3,410,000 (Southeastern MA Project), Ser. A, 9s,
           7/1/15                                       BB/P 3,819,200
           MA State Indl. Fin. Agcy. Rev. Bonds
 2,775,000 (1st Mtge. Brookhaven-Lexington), 10 1/4s,
           1/1/18                                      AAA/P 3,191,250
 1,900,000 (1st Mtge. Berkshire Retirement Home), 9 7/8s,
           7/1/18                                      AAA/P 2,040,371
 2,100,000 (Odd Fellows Home of MA), 9.6s, 1/1/15       BB/P 2,281,125
 6,000,000 (Orchard Cove Inc.), 9s, 5/1/22              BB/P 6,847,500
 1,960,000 (Morton Hosp. & Med. Ctr.), Ser. A, 8 3/4s,
           7/1/11                                        AAA 2,258,900
 2,500,000 (Leominster Hosp.), Ser. A, 8 5/8s, 8/1/09  AAA/P 2,912,500
 3,600,000 (Cape Cod Hlth. Syst. Issue), 8 1/2s,
           11/15/20                                      Aaa 4,329,000
 3,000,000 (1st. Mtge. Stone Institution & Newton),
           7.9s, 1/1/24                                 BB/P 3,195,000
 3,500,000 (1st. Mtge. Evanswood Bethzatha), 7 7/8s,
           1/15/20                                      BB/P 3,705,625
 5,140,000 (1st. Mtge Loomis & Village Projects),
           7 5/8s, 7/1/25                                BBB 5,467,675
 8,105,000 (Merrimack College), 7 1/8s, 7/1/12           BBB 8,733,138
 3,000,000 (1st. Mtge. Pioneer), 7s, 10/1/20             B/P 2,955,000
 3,500,000 (1st. Mtge. Brookhaven), Ser A, 7s, 1/1/15  BBB/P 3,591,875
 1,165,000 (Clark U.), Ser E, 7s, 7/1/12                 A/P 1,284,412
 2,605,000 (Clark U.), Ser F, 7s, 7/1/11                 A/P2,891,550

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                   RATINGS**     VALUE

MASSACHUSETTS (continued)
----------------------------------------------------------------------
$3,000,000 (Brookhaven 1st. mtge.), Ser. A, 7s, 1/1/09   BBB$3,101,250
 5,875,000 (American Hingham, Water Treatment),
           6 3/4s, 12/1/25                               BBB 6,146,718
 6,000,000 (1st Mtge. Berkshire Retirement Home),
           6 5/8s, 7/1/16                                 BB 5,955,000
 2,000,000 (1st Mtge. Brookhaven Project),
           Ser. B, 6.6s, 1/1/17                        BBB/P 2,062,500
 1,000,000 (Combined Jewish Philanthropies), AMBAC,
           6 3/8s, 2/1/15                                AAA 1,080,000
 2,000,000 (Brooks School), 5.95s, 7/1/23                  A 2,065,000
 1,985,677 (1st. Mtge. Pioneer Valley Living Ctr.),
           zero %, 10/1/20+                              B/P     2,482
 3,905,000 MA State Indl. Fin. Agcy. Tunnel Rev. Bonds
           (Mass Tpk.), 9s, 10/1/20                    BBB/P 4,500,512
 2,600,000 MA State VRDN Ser. B, 3 3/4s, 12/1/97       VMIGI 2,600,000
 3,000,000 MA State Wtr. Poll. Abatement Rev. Bonds
           (MWRA Loan Program), Ser. A, 5s, 8/1/15        AA 2,850,000
           MA State Wtr. Resources Auth. Rev. Bonds
 1,000,000 Ser. A, 6 1/2s, 7/15/19                         A 1,133,750
 2,100,000 Ser. B, MBIA, 5 1/2s, 3/1/17                  AAA 2,086,875
 2,900,000 Ser. C, MBIA, 5 1/4s, 12/1/15                 AAA 2,845,625
           Somerville, Hsg. Auth. Rev. Bonds
           (Clarendon-Hill Mtge.), GNMA Coll.
 2,000,000 7.95s, 11/20/30                               AAA 2,167,500
 1,500,000 7.85s, 11/20/10                               AAA 1,627,500
 1,600,000 U. Mass. Bldg. Auth. Rev. Bonds, Ser. A,
           7 1/2s, 5/1/14                                  A 1,754,000
 1,755,000 Worcester City, Municipal Purpose G.O.
           Bonds, Ser. G, MBIA, 5.3s, 7/1/15             AAA 1,704,543
           Worcester, Mtge. Rev. Bonds
 3,100,000 (Briarwood Issue), 9 1/4s, 12/1/22           BB/P 3,406,125
 1,350,000 (Shawmut Bank Letter Of Credit), 6.4s,
           9/15/10                                     BBB/P 1,393,875
           Worcester, Rev. Bonds (St. Francis Home)
 2,000,000 9 3/4s, 7/1/19                               BB/P 2,070,180
 1,000,000 9.4s, 7/1/08                                 BB/P 1,019,910
                                                      ----------------
                                                            276,173,336

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                   RATINGS**     VALUE

PUERTO RICO (11.3%)
----------------------------------------------------------------------
$6,040,000 Cmnwlth. of Puerto Rico, Hwy. & Trans.
           Auth. Hwy. Rev. Bonds, Ser. X, FSA,
           5 1/4s, 7/1/21                                AAA$5,851,250
 5,000,000 Puerto Rico Comnwlth. G.O Bonds, MBIA,
           5 3/8s, 7/1/22                                AAA 4,993,750
           Puerto Rico Comnwlth. Hwy. & Trans.
           Auth. Hwy. Rev. Bonds
 5,000,000 Ser. W, 5 1/2s, 7/1/15                          A 4,968,750
 2,100,000 Ser. X, 5s, 7/1/22                              A 1,900,500
           Puerto Rico Elec. Pwr. Auth. Rev. Bonds
 5,000,000 Ser. Z, 5 1/4s, 7/1/21                          A 4,756,250
 5,200,000 Ser. Z, 5 1/2s, 7/1/16                          A 5,102,500
 2,600,000 Puerto Rico, Indl. Med. & Env. Poll. Control
           Fac. Fin. Auth. Rev. Bonds (Special Facilities-
           American Airlines), Ser. A, 8 3/4s, 12/1/25   Baa 2,707,562
 1,000,000 Puerto Rico, Pub. Bldgs. Auth. Gtd. Rev.
           Bonds, Ser. K, 6 7/8s, 7/1/21                 AAA 1,157,500
 4,975,000 U. of Puerto Rico Rev. Bonds, Ser. M, MBIA,
           5 1/4s, 6/1/25                                AAA 4,863,063
----------------------------------------------------------------------
                                                            $36,301,125
----------------------------------------------------------------------
           TOTAL INVESTMENTS (cost $291,289,860)***         $312,474,461
----------------------------------------------------------------------

NOTES


*    Percentages indicated are based on net assets of $320,570,386.

***  The   aggregate   identified  cost  on  a  tax  cost   basis   is
     $291,289,966, resulting in gross unrealized appreciation and depreciation of $22,281,210 and $1,096,715, respectively, or net unrealized appreciation of $21,184,495.

** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 1995 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1995. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

+    Non-income-producing security.

     The rates shown on IFB's and VRDN's which are securities paying variable interest rates that vary inversely to changes in the market interest rates are the current interest rates at November 30, 1995, which are subject to change based on the terms of the security.

     The fund had the following industry group concentrations greater than 10% of net assets at November 30,1995:

        Hospitals/Health Care   38.0
        Education               19.2
        Transportation          12.1

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)

ASSETS
----------------------------------------------------------------------
Investments in securities, at value
(identified cost $291,289,860) (Note 1)                   $312,474,461
----------------------------------------------------------------------
Cash                                                           462,871
----------------------------------------------------------------------
Receivable for securities sold                               8,492,293
----------------------------------------------------------------------
Interest receivable                                          6,174,195
----------------------------------------------------------------------
Receivable for shares of the fund sold                         582,102
----------------------------------------------------------------------
TOTAL ASSETS                                              328,185,922

LIABILITIES
----------------------------------------------------------------------
Payable for shares of the fund repurchased                     357,137
----------------------------------------------------------------------
Payable for securities purchased                             5,899,766
----------------------------------------------------------------------
Distributions payable to shareholders                          719,754
----------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                   462,029
----------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)       7,865
----------------------------------------------------------------------
Payable for administrative services (Note 2)                     1,425
----------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                      178
----------------------------------------------------------------------
Payable for distribution fees (Note 2)                         125,133
----------------------------------------------------------------------
Other accrued expenses                                          42,249
----------------------------------------------------------------------
TOTAL LIABILITIES                                            7,615,536
----------------------------------------------------------------------
NET ASSETS                                               $320,570,386
----------------------------------------------------------------------

REPRESENTED BY
----------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                           $307,207,530
----------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)     (68,092)
----------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)      (7,753,653)
----------------------------------------------------------------------
Net unrealized appreciation of investments                  21,184,601
----------------------------------------------------------------------
TOTAL--REPRESENTING NET ASSETS APPLICABLE TO CAPITAL SHARES
OUTSTANDING                                              $320,570,386
----------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------
Net asset value and redemption of class A shares ($262,796,545 divided
by 27,807,464 shares)                                            $9.45
----------------------------------------------------------------------
Offering price per share (100/95.25 of $9.45)*                   $9.92
----------------------------------------------------------------------
Net asset value and offering price of class B shares ($57,503,156
divided by 6,090,626 shares)+                                    $9.44
----------------------------------------------------------------------
Net asset value and offering price of class M shares ($270,685 divided
by 28,654 shares)                                                $9.45
----------------------------------------------------------------------
Offering price per share (100/96.75 of $9.45)**                  $9.77
----------------------------------------------------------------------

* On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

+ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
Six months ended November 30, 1995 (Unaudited)

TAX EXEMPT INTEREST INCOME                                $10,232,147
----------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------
Compensation of Manager (Note 2)                               909,927
----------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                 163,653
----------------------------------------------------------------------
Compensation of Trustees (Note 2)                                6,206
----------------------------------------------------------------------
Reports to shareholders                                         10,394
----------------------------------------------------------------------
Registration fees                                               12,671
----------------------------------------------------------------------
Auditing                                                        13,981
----------------------------------------------------------------------
Legal                                                            8,420
----------------------------------------------------------------------
Postage                                                         16,963
----------------------------------------------------------------------
Administrative services (Note 2)                                 4,267
----------------------------------------------------------------------
Distribution fees--class A (Note 2)                            252,450
----------------------------------------------------------------------
Distribution fees--class B (Note 2)                            218,242
----------------------------------------------------------------------
Distribution fees--class M (Note 2)                                301
----------------------------------------------------------------------
Other expenses                                                   3,427
----------------------------------------------------------------------
TOTAL EXPENSES                                               1,620,902
----------------------------------------------------------------------
Expense reduction (Note 2)                                   (132,928)
----------------------------------------------------------------------
NET EXPENSES                                                 1,487,974
----------------------------------------------------------------------
NET INVESTMENT INCOME                                        8,744,173
----------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)             1,554,560
----------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)       (960,035)
----------------------------------------------------------------------
Net unrealized appreciation of investments during the period 7,552,888
----------------------------------------------------------------------
NET GAIN ON INVESTMENT TRANSACTIONS                          8,147,413
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $16,891,586
----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                      SIX MONTHS ENDED      YEAR ENDED
                                            NOVEMBER 30        MAY 31
----------------------------------------------------------------------
                                                  1995*          1995
----------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------
Operations:
----------------------------------------------------------------------
Net investment income                        $8,744,173    $16,618,595
----------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                    594,525    (7,682,592)
----------------------------------------------------------------------
Net unrealized appreciation of investments    7,552,888     13,419,888
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              16,891,586     22,355,891
----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------
From net investment income:
----------------------------------------------------------------------
  class A                                   (7,382,946)   (14,766,465)
----------------------------------------------------------------------
  class B                                   (1,327,810)    (1,834,523)
----------------------------------------------------------------------
  class M                                       (3,275)           (73)
----------------------------------------------------------------------
From net realized gains on investments:
  class A                                          (57)             --
----------------------------------------------------------------------
In excess of realized gain on investments
----------------------------------------------------------------------
  class A                                            --      (449,070)
----------------------------------------------------------------------
  class B                                            --       (65,122)
----------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                     13,566,499     26,049,687
----------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                 21,743,997     31,290,325
----------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------
Beginning of period                         298,826,389    267,536,064
----------------------------------------------------------------------
END OF PERIOD (including distributions in
excess of net investment income of $68,092 and
$98,234, respectively)                     $320,570,386   $298,826,389
----------------------------------------------------------------------

*    Unaudited

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                   FOR THE PERIOD
                                     MAY 12, 1995
                        SIX MONTHS  (COMMENCEMENT  SIX MONTHS     YEAR
                             ENDED OF OPERATIONS)       ENDED    ENDED
                       NOVEMBER 30      TO MAY 31 NOVEMBER 30  MAY 31
----------------------------------------------------------------------
                             1995*         1995**       1995*     1995
----------------------------------------------------------------------
                          CLASS M                   CLASS B
----------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $9.21          $9.10       $9.20    $9.05
----------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income          .26            .02         .24      .49
Net realized and unrealized gain
(loss) on investments          .23            .12         .24      .17
----------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS.49           .14         .48      .66
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
From net investment income   (.25)          (.03)       (.24)    (.49)
From net realized gain on
investments                     --             --          --       --
----------------------------------------------------------------------
In excess of net realized gain  --             --          --    (.02)
----------------------------------------------------------------------
TOTAL DISTRIBUTIONS          (.25)          (.03)       (.24)    (.51)
----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD$9.45         $9.21       $9.44    $9.20
----------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET
ASSET VALUE (%)(b)         5.48(c)        1.53(c)     5.30(c)     7.64
NET ASSETS, end of period
(in thousands)                $271            $22     $57,503  $47,573
----------------------------------------------------------------------
Ratio of expenses to average
net assets (%)(d)           .62(c)         .06(c)     0.80(c)     1.53
----------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)  2.69(c)         .30(c)     2.60(c)     5.46
----------------------------------------------------------------------
Portfolio turnover (%)    23.08(c)          47.53    23.08(c)    47.53
----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
    FOR THE PERIOD
     JULY 15, 1993
     (COMMENCEMENT   SIX MONTHS
 OF OPERATIONS) TO        ENDED
            MAY 31  NOVEMBER 30            YEAR ENDED MAY 31
--------------------------------------------------------------------------------
--------------
              1994        1995*        1995        1994        1993         1992         1991
--------------------------------------------------------------------------------
--------------
                                     CLASS A
--------------------------------------------------------------------------------
--------------
             $9.71        $9.21       $9.05       $9.55       $9.02        $8.70        $8.50
--------------------------------------------------------------------------------
--------------
               .41          .27         .55         .55         .59       .61(a)       .62(a)
             (.51)          .24         .18       (.35)         .54          .39          .20
--------------------------------------------------------------------------------
--------------
             (.10)          .51         .73         .20        1.13         1.00          .82
--------------------------------------------------------------------------------
--------------
             (.41)        (.27)       (.55)       (.55)       (.59)        (.61)        (.62)
             (.15)           --          --       (.15)       (.01)        (.07)           --
--------------------------------------------------------------------------------
--------------
                --           --       (.02)          --          --           --           --
--------------------------------------------------------------------------------
--------------
             (.56)        (.27)       (.57)       (.70)       (.60)        (.68)        (.62)
--------------------------------------------------------------------------------
--------------
             $9.05        $9.45       $9.21       $9.05       $9.55        $9.02        $8.70
--------------------------------------------------------------------------------
--------------
         (1.15)(c)      5.65(c)        8.45        1.92       12.80        11.96        10.10
--------------------------------------------------------------------------------
--------------
           $23,017     $262,797    $251,232    $244,519    $215,611     $149,011      $38,526
--------------------------------------------------------------------------------
--------------
           1.41(c)      0.48(c)         .89         .96         .97       .88(a)       .86(a)
--------------------------------------------------------------------------------
--------------
           4.32(c)      2.94(c)        6.11        5.69        6.24      6.82(a)      7.27(a)
--------------------------------------------------------------------------------
--------------
             36.20     23.08(c)       47.53       36.20       53.18     94.95(e)       123.29
--------------------------------------------------------------------------------
--------------


*    Unaudited

** Per share net investment income for the period ended May 31, 1995 has been determined on the basis of the weighted average number of shares outstanding during the period.

(a) Reflects an expense limitation. As a result, net investment income of the fund for the years ended May 31, 1992 and 1991 reflects per share expense reductions of approximately $0.01 and $0.02 respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Not annualized

(d) The ratio of expenses to average net assets for the period ended November 30, 1995 included amounts paid through expense offset arrangments. Prior period ratios exclude these amounts (See Note 2).

(e) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Massachusetts Tax Exempt Income Fund II, from the acquisition of Putnam Massachusetts Tax Exempt Income Fund.

NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Unaudited)

NOTE 1
SIGNIFICANT    ACCOUNTING   POLICIES   Putnam   Tax    Exempt    Income    Fund,
formerly Putnam Tax Exempt Income Fnd II (the "fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as Putnam Management believes is consistent with preservation of capital by investing primarily in a portfolio of Massachusetts tax-exempt securities.

The fund offers class A, class B and class M shares. The fund commenced its public offering of class M shares on May 12, 1995. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after 8 years do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred
sales   charge   if   those   shares   are  redeemed   within   six   years   of
purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class, including the distribution fees applicable to such class. Each votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the
Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A   SECURITY   VALUATION  Tax-exempt  bonds  and  notes  are   stated   on   the
basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term tax-exempt investments having remaining maturities of 60 days or less are stated at amortized cost.

B   SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  Security   trans-
actions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C FUTURES AND OPTIONS CONTRACTS The fund may use futures and options contracts to hedge against changes in the values of securities the fund  owns  or  expects  to  purchase.  The  fund  may  also  write  options  on
securities   it   owns   or   which  it  invests   to   increase   its   current
returns.

The  potential  risk  to  the  fund  is that the  change  in  value  of  futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures   contracts   are   valued  at  the  quoted  daily   settlement   prices
established   by   the   exchange   on  which  they   trade.   Exchange   traded
options   are   valued   at  the  last  sale  price,  or   if   no   sales   are
reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the
provisions   of   the   Internal   Revenue   Code   applicable   to    regulated
investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under  Section  4982  of  the  Internal Revenue  Code  of  1986.  Therefore,  no
provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

E   DISTRIBUTIONS  TO  SHAREHOLDERS  Income  dividends  are  recorded  daily  by
the   fund   and   are  distributed  monthly.  Capital  gain  distributions   if
any,   are   recorded   on  the  ex-dividend  date  and   paid   annually.   The
amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

F AMORTIZATION OF BOND PREMIUM AND DISCOUNT Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discount on zero coupon and original issue discount bonds are accreted according to the effective yield-method.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS Compensation of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam
Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.6% of the first $500 million of average net assets, 0.5% of the next $500 million, 0.45% of the next $500 million, and 0.4% of any amount over $1.5 billion, subject to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of the Manager on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $780 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Manager and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During  the  period  ended  November  30,  1995,  the  fund  adopted  a  Trustee
Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the
fund   or   in  other  Putnam  funds  until  distribution  in  accordance   with
the Plan.

Custodial   functions   for   the  fund's  assets   are   provided   by   Putnam
Fiduciary Trust Company (PFTC), a wholly owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For  the  period  ended  November  30,  1995,  fund  expenses  were  reduced  by
$132,928 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations
exclude   these   credits.   The   fund   could   have   invested   the   assets
utilized in connection with the expense offset arrangements in an income-producing asset if it had not entered into such arrangements.

The  fund  has  adopted  distribution  plans  (the  "Plans")  with  respect   to
its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments  by  the  fund  to  Putnam Mutual Funds Corp.  at  an  annual  rate  up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and
0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the period ended November 30, 1995 , Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $33,088 and $324 from the sale of class A shares and M shares, respectively, and received $80,424 in contingent deferred sales charges from redemption of class B shares. A deferred sales charge of up to 1% is assessed on certain redemption of class A shares. For the period ended November 30, 1995, Putnam Mutual Funds Cop., acting as an underwriter, received $1,421 on class A redemptions.

NOTE 3
PURCHASES  AND  SALES  OF  SECURITIES  During  the  period  ended  November  30,
1995,   purchases  and  sales  of  investment  securities  other   than   short-
term municipal obligations aggregated $85,036,652 and $68,919,432, respectively. Purchases and sales of short-term municipal obligations aggregated $16,100,000 and $20,000,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL  SHARES  At  November  30,  1995,  there  was  an  unlimited  number  of
shares    of   beneficial   interest   authorized.   Transactions   in   capital
shares  were as follows:

                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
                                                                 1995
----------------------------------------------------------------------
CLASS A                            SHARES                      AMOUNT
----------------------------------------------------------------------
Shares sold                     3,038,145                 $27,918,904
Shares issued in connection with
reinvestment of distributions     454,190                   4,165,699
----------------------------------------------------------------------
                                3,492,335                  32,084,603
----------------------------------------------------------------------
Shares repurchased            (2,959,468)                (27,240,148)
----------------------------------------------------------------------
NET INCREASE                      532,867                  $4,844,455
----------------------------------------------------------------------
                                                           YEAR ENDED
                                                               MAY 31
----------------------------------------------------------------------
                                                                 1995
----------------------------------------------------------------------
CLASS A                            SHARES                      AMOUNT
----------------------------------------------------------------------
Shares sold                     5,201,533                 $45,927,477
----------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions     995,911                   8,827,656
----------------------------------------------------------------------
                                6,197,444                  54,755,133
----------------------------------------------------------------------
Shares repurchased            (5,929,229)                (52,081,162)
----------------------------------------------------------------------
NET INCREASE                      268,215                  $2,673,971
----------------------------------------------------------------------


                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
                                                                 1995
----------------------------------------------------------------------
CLASS B                            SHARES                      AMOUNT
----------------------------------------------------------------------
Shares sold                     1,361,646                 $12,518,877
----------------------------------------------------------------------
Shares issued in connection
with reinvestment of distributions 87,253                     799,884
----------------------------------------------------------------------
                                1,448,899                  13,318,761
----------------------------------------------------------------------
Shares repurchased              (527,798)                 (4,837,585)
----------------------------------------------------------------------
NET INCREASE                      921,101                  $8,481,176
----------------------------------------------------------------------
                                                           YEAR ENDED
                                                               MAY 31
----------------------------------------------------------------------
                                                                 1995
----------------------------------------------------------------------
CLASS B                            SHARES                      AMOUNT
----------------------------------------------------------------------
Shares sold                     3,031,023                 $26,913,769
Shares issued in connection with
reinvestment of distributions     131,326                   1,163,043
----------------------------------------------------------------------
                                3,162,349                  28,076,812
----------------------------------------------------------------------
Shares repurchased              (535,729)                 (4,722,431)
----------------------------------------------------------------------
NET INCREASE                    2,626,620                 $23,354,381
----------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
                                                                 1995
----------------------------------------------------------------------
CLASS M                            SHARES                      AMOUNT
----------------------------------------------------------------------
Shares sold                        25,950                    $237,556
----------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions         359                       3,312
----------------------------------------------------------------------
                                   26,309                     240,868
----------------------------------------------------------------------
Shares repurchased                     --                          --
----------------------------------------------------------------------
NET INCREASE                       26,309                    $240,868
----------------------------------------------------------------------
                                                       FOR THE PERIOD
                                                         MAY 12, 1995
                                                     (COMMENCEMENT OF
                                                       OPERATIONS) TO
                                                               MAY 31
----------------------------------------------------------------------
                                                                 1995
----------------------------------------------------------------------
CLASS M                            SHARES                      AMOUNT
----------------------------------------------------------------------
Shares sold                         2,342                     $21,309
Shares issued in connection with
reinvestment of distributions           3                          26
----------------------------------------------------------------------
                                    2,345                      21,335
----------------------------------------------------------------------
Shares repurchased                     --                          --
----------------------------------------------------------------------
NET INCREASE                        2,345                     $21,335
----------------------------------------------------------------------

OUR COMMITMENT TO QUALITY SERVICE

CHOOSE AWARD-WINNING SERVICE
Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past five years. In 1994, over 80,000 tests of 55 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

HELP YOUR INVESTMENT GROW
Set   up  a  systematic  program  for  investing  with  as  little  as   $25   a
month from a Putnam money market fund or from your checking or savings account.*

SWITCH FUNDS EASILY
You  can  move  money  from  one  account to another  with  the  same  class  of
shares   without  a  service  charge.  (This  privilege  is  subject  to  change or terminations.)

ACCESS YOUR MONEY QUICKLY
You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For   details   about   any   of   these  or  other   services,   contact   your
financial   advisor  or  call  the  toll-free  number  shown  below  and   speak
with a helpful Putnam representative.

To   make   an  additional  investment  in  this  or  any  other  Putnam   fund,
contact  your  financial  advisor  or  call  our  toll-free  number:  1-800-225-
1581.

*    Regular   investing,   of   course,  does  not  guarantee   a   profit   or
     protect against a loss in a declining market.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

James E. Erickson
Vice President

Triet M. Nguyen
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer


This    report   is   for   the   information   of   shareholders   of    Putnam
Massachusetts   Tax  Exempt  Income  Fund.  It  may  also  be  used   as   sales
literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED
BY   THE   FEDERAL   DEPOSIT   INSURANCE   CORPORATION   (FDIC),   THE   FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                            PAID
                                                                          Putnam
                                                                     Investments

22194-845/236/258   1/96

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.